Offerings	Nov. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.900% Notes due 2028
Amount Registered | shares	2,500,000,000
Maximum Aggregate Offering Price	$ 2,499,450,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 345,174.04
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.100% Notes due 2030
Amount Registered | shares	2,500,000,000
Maximum Aggregate Offering Price	$ 2,497,325,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 344,880.58
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.350% Notes due 2033
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,497,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,839.27
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.650% Notes due 2035
Amount Registered | shares	3,500,000,000
Maximum Aggregate Offering Price	$ 3,491,425,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 482,165.79
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.450% Notes due 2055
Amount Registered | shares	3,000,000,000
Maximum Aggregate Offering Price	$ 2,985,510,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 412,298.93
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.550% Notes due 2065
Amount Registered | shares	2,000,000,000
Maximum Aggregate Offering Price	$ 1,989,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 274,747.19